Taxes (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax savings	$ 137,597	$ 220,097
Income tax expense	$ 214,668	$ 401,401
Effective tax rate	19.60%		22.10%
Allowance on deferred tax assets	$ 434,339		$ 404,920
Allowance on deferred tax assets	1,447,917		1,354,590
Uncertain tax positions	0		0
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Income tax savings			418,443	$ 100,305	$ 466,048
Income tax expense			$ 462,043	$ 1,403,880	$ 1,152,963
Effective tax rate			24.80%	16.70%	18.00%
Allowance on deferred tax assets			$ 404,920	$ 334,805
Allowance on deferred tax assets			1,354,590	400,704
Uncertain tax positions			0	0
P R C Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,657,991		1,658,282
Allowance on deferred tax assets	163,359		168,120
P R C Subsidiaries [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			1,658,282	2,606,744
Allowance on deferred tax assets			168,120	207,864
Hong Kong Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,642,301		1,435,150
Allowance on deferred tax assets	270,980		236,800
Hong Kong Subsidiaries [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			1,435,150	769,340
Allowance on deferred tax assets			236,800	126,941
P R C Subsidiaries Other Than Shenzhen C D T [Member]
Operating Loss Carryforwards [Line Items]
Allowance on deferred tax assets	$ 142,426		145,901
P R C Subsidiaries Other Than Shenzhen C D T [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Allowance on deferred tax assets			$ 145,901	$ 147,822